Document and Entity Information	12 Months Ended
Jul. 31, 2019 shares
Details
Registrant CIK	0001744345
Fiscal Year End	--07-31
Registrant Name	Tidal Royalty Corp.
SEC Form	20-F
Period End date	Jul. 31, 2019
Number of common stock shares outstanding	292,607,662
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Interactive Data Current	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	false
Document Period Start Date	Aug. 01, 2018
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	789 West Pender Street
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1H2
Entity Address, Address Description	Address of principal executive offices
Contact Personnel Name	Theo van der Linde
Contact Personnel Email Address	Theo@pashleth.com
Entity File Number	000-55992
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY